Supplemental Cash Flow Information - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		1 Months Ended	3 Months Ended	1 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2014 VLCC [Member] Vessel	Mar. 31, 2014 VLCC [Member]	Jun. 30, 2014 BG International Limited [Member] Teekay LNG [Member] Newbuildings [Member] Vessel	Jun. 30, 2014 BG International Limited [Member] Teekay LNG [Member] Newbuildings [Member] Shipbuilding supervision and crew training services [Member] Vessel
Noncash or Part Noncash Divestitures [Line Items]
Number of vessels					3		2	4
Estimated aggregate fair value of vessels					$ 222,000,000	$ 222,000,000
Interest income recognized	793,000	2,018,000	2,576,000	3,036,000		15,200,000
Payments to acquire ownership interest								20,300,000
Fair value of the service obligation								$ 30,200,000